Subsequent Events (Details)	1 Months Ended
Sep. 30, 2021
Forecast [Member]
Subsequent Events (Details) [Line Items]
Business combination description	the Company appointed Mr. Steven Yuan Ning Sim as the Chief Financial Officer after the resignation of the former Chief Financial Officer, Zhihe Yang. Mr. Sim has over 15 years of audit and financial management experience and is a member of the Association of Chartered Certified Accountants (ACCA). The appointment is for a term of one year or until his earlier death, resignation or removal.